Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ (212)	$ 299	$ (369)	$ (972)
Realized and unrealized losses on derivative instruments	(36)		(655)
Interest income on short-term deposits	988	1,597	3,310	4,658
Other	(14)	(11)	(97)	(27)
Total financial income, net	$ 726	$ 1,885	$ 2,189	$ 3,659